Share Incentive Plan - Summary of Option Activities and Changes (Details) - Employee Stock Option - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding beginning balance	51,831
Number of shares, Forfeited	(5,200)
Number of shares, Outstanding ending balance	46,631	51,831
Weighted-average exercise price, Outstanding beginning balance	¥ 560.95
Weighted-average exercise price, Forfeited	560.95
Weighted-average exercise price, Outstanding ending balance	¥ 560.95	¥ 560.95
Weighted-average remaining contractual term, Outstanding	7 years 9 months 21 days	8 years 9 months 21 days
Weighted average grant date fair value, Outstanding beginning balance	¥ 271.90
Weighted average grant date fair value, Forfeited	271.90
Weighted average grant date fair value, Outstanding ending balance	¥ 271.90	¥ 271.90